Discontinued operations and assets and liabilities held for sale	6 Months Ended
Sep. 30, 2019
Discontinued operations and assets and liabilities held for sale
Discontinued operations and assets and liabilities held for sale

5   Discontinued operations and assets and liabilities held for sale

In the comparative period, Vodafone combined its subsidiary, Vodafone India (excluding its 42% stake in Indus Towers), with Idea Cellular in India. Consequently, Vodafone India was accounted for as a discontinued operation for all periods up to 31 August 2018, the date the transaction completed, the results of which are detailed below.

Income statement of discontinued operations

	Six months	Five months
	ended	ended
	30 September	31 August
	2019	2018
	€m	€m
Revenue	—	1,561
Cost of sales	—	(1,185)
Gross profit	—	376
Selling and distribution expenses	—	(92)
Administrative expenses	—	(134)
Operating profit	—	150
Financing costs	—	(321)
Loss before taxation	—	(171)
Income tax credit	—	56
Loss after tax of discontinued operations	—	(115)
Loss on sale of disposal group	—	(3,420)
Loss for the period from discontinued operations	—	(3,535)

Loss per share from discontinued operations

	eurocents	eurocents
- Basic	—	(12.87c)
- Diluted	—	(12.87c)

Total comprehensive expense for the period from discontinued operations

	€m	€m
Attributable to owners of the parent	—	(3,535)

For the five months ended 31 August 2018, the Group recorded a loss on disposal of Vodafone India of €3,420 million as set out in note 8 “Acquisitions and disposals”. This loss is presented within discontinued operations.

Assets and liabilities held for sale

Assets and liabilities held for sale at 30 September 2019 comprise:

▪

Certain network-related assets and liabilities in Italy, which will be sold into a joint venture tower company following the announcement on 26 July 2019 of a new network sharing arrangement with Telecom Italia Group; and

▪	A 12.6% interest from our 42.0% stake in Indus Towers and a 24.95% interest in Vodafone Hutchison Australia.

The relevant assets and liabilities are detailed in the table below.

	30 September	31 March
	2019	2019
	€m	€m
Non-current assets	726	(231)
Current assets	123	—
Total assets held for sale	849	(231)

Non-current liabilities	(234)	—
Current liabilities	(98)	—
Total liabilities held for sale	(332)	—
(1)